LEASES (Details Narrative) - USD ($)		1 Months Ended
	Dec. 15, 2021	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Operating Lease, Right-of-Use Asset			$ 129,613			$ 72,915	$ 121,855
Operating Lease, Liability			$ 130,034				$ 106,334
Car Rental Agreement [Member]
Lease term of contract		3 years	3 years
Payments for Rent		$ 1,300	$ 950
Operating Lease, Right-of-Use Asset		$ 47,280	$ 34,362
Miami Lease Agreement [Member]
Lease term of contract	1 year
Payments for Rent	$ 600
Lease term of contract	1 year
Monthly payments	$ 630
Operating Lease, Right-of-Use Asset	$ 14,633
Tel Aviv, Israel [Member]
Lease term of contract					2 years
Payments for Rent					$ 2,900
Lease term of contract					3 years
Monthly payments					$ 3,000
Neve Yarak, lsrael [Member]
Lease term of contract				1 year
Payments for Rent				$ 2,000
Lease term of contract				2 years
Operating Lease, Right-of-Use Asset				$ 152,472
Operating Lease, Liability				152,472
Neve Yarak, lsrael [Member] | First Option Period [Member]
Monthly payments				2,800
Neve Yarak, lsrael [Member] | Second Option Period [Member]
Monthly payments				$ 3,000